Preferred Shares - Preferred Share Dividends Declared (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 14, 2018	Oct. 10, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Dividends declared per share	$ 0.04	$ 0.04
Series A
Disclosure of classes of share capital [line items]
Dividends declared			$ 9	$ 5	$ 10
Series B
Disclosure of classes of share capital [line items]
Dividends declared			1	1	1
Series C
Disclosure of classes of share capital [line items]
Dividends declared			14	9	16
Series E
Disclosure of classes of share capital [line items]
Dividends declared			15	8	14
Series G
Disclosure of classes of share capital [line items]
Dividends declared			11	7	11
Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared			$ 50	$ 30	$ 52